Performance B.3. Segmental Information - Revenue, operating profit (loss), EBITDA, and other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 5,804	$ 5,661	$ 5,624
Revenue from external customers	5,804	5,661	5,624
EBITDA	2,469	2,111	2,228
Capital expenditures	677	809	973
Additions	98	116
Additions	579	693
Depreciation	(916)	(978)	(999)
Amortization	(319)	(360)	(345)
Share of profit in joint ventures	54	42	32
Other operating income (expenses), net	54	10	(2)
Interest and other financial expenses	(716)	(712)	(617)
Interest and other financial income	46	28	18
Other non-operating (expenses) income, net	(119)	36	(78)
Profit (loss) from other joint ventures and associates, net	0	(3)	0
Profit (loss) before taxes from continuing operations	552	175	238
Service revenue
Disclosure of operating segments [line items]
Revenue	5,417	5,250	5,171
Revenue from external customers	5,417	5,250	5,171
Telephone and equipment
Disclosure of operating segments [line items]
Revenue	387	411	454
Operating segments
Disclosure of operating segments [line items]
Revenue	6,442	6,292	6,230
Inter-segment revenue	29	28	28
Revenue from external customers	6,413	6,264	6,202
EBITDA	2,972	2,609	2,638
Capital expenditures	766	883	1,028
Depreciation	(916)	(978)	(999)
Amortization	(319)	(360)	(345)
Share of profit in joint ventures	54	42	32
Other operating income (expenses), net	54	10	(2)
Interest and other financial expenses	(716)	(712)	(617)
Interest and other financial income	46	28	18
Other non-operating (expenses) income, net	(119)	36	(78)
Profit (loss) from other joint ventures and associates, net	0	(3)	0
Honduras as joint venture	(302)	(272)	(262)
Unallocated expenses and other reconciling items	(202)	(225)	(148)
Profit (loss) before taxes from continuing operations	552	175	238
Operating segments | Service revenue
Disclosure of operating segments [line items]
Revenue	6,022	5,842	5,739
Operating segments | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	420	450	491
Operating segments | Reportable segments | Guatemala
Disclosure of operating segments [line items]
Revenue	1,603	1,564	1,618
Inter-segment revenue	9	8	8
Revenue from external customers	1,594	1,556	1,611
EBITDA	867	807	857
Capital expenditures	175	183	197
Operating segments | Reportable segments | Colombia
Disclosure of operating segments [line items]
Revenue	1,380	1,313	1,335
Inter-segment revenue	2	3	4
Revenue from external customers	1,379	1,311	1,331
EBITDA	525	420	404
Capital expenditures	144	161	277
Operating segments | Reportable segments | Panama
Disclosure of operating segments [line items]
Revenue	756	719	651
Inter-segment revenue	2	2	2
Revenue from external customers	753	717	649
EBITDA	354	296	298
Capital expenditures	96	100	106
Operating segments | Reportable segments | Bolivia
Disclosure of operating segments [line items]
Revenue	613	613	621
Inter-segment revenue	1	0	0
Revenue from external customers	613	613	621
EBITDA	266	224	242
Capital expenditures	73	92	124
Operating segments | Reportable segments | Honduras
Disclosure of operating segments [line items]
Revenue	617	612	586
Inter-segment revenue	4	5	4
Revenue from external customers	613	607	582
EBITDA	302	272	262
Capital expenditures	75	103	78
Operating segments | Reportable segments | Paraguay
Disclosure of operating segments [line items]
Revenue	559	568	556
Inter-segment revenue	4	3	2
Revenue from external customers	555	565	554
EBITDA	267	236	245
Capital expenditures	72	97	107
Operating segments | Reportable segments | Service revenue | Guatemala
Disclosure of operating segments [line items]
Revenue	1,391	1,339	1,373
Operating segments | Reportable segments | Service revenue | Colombia
Disclosure of operating segments [line items]
Revenue	1,342	1,268	1,253
Operating segments | Reportable segments | Service revenue | Panama
Disclosure of operating segments [line items]
Revenue	700	669	624
Operating segments | Reportable segments | Service revenue | Bolivia
Disclosure of operating segments [line items]
Revenue	607	601	608
Operating segments | Reportable segments | Service revenue | Honduras
Disclosure of operating segments [line items]
Revenue	584	572	549
Operating segments | Reportable segments | Service revenue | Paraguay
Disclosure of operating segments [line items]
Revenue	540	544	530
Operating segments | Reportable segments | Telephone and equipment | Guatemala
Disclosure of operating segments [line items]
Revenue	212	225	245
Operating segments | Reportable segments | Telephone and equipment | Colombia
Disclosure of operating segments [line items]
Revenue	39	45	83
Operating segments | Reportable segments | Telephone and equipment | Panama
Disclosure of operating segments [line items]
Revenue	56	50	27
Operating segments | Reportable segments | Telephone and equipment | Bolivia
Disclosure of operating segments [line items]
Revenue	6	11	13
Operating segments | Reportable segments | Telephone and equipment | Honduras
Disclosure of operating segments [line items]
Revenue	34	39	37
Operating segments | Reportable segments | Telephone and equipment | Paraguay
Disclosure of operating segments [line items]
Revenue	18	24	26
Operating segments | Other segments
Disclosure of operating segments [line items]
Revenue	914	902	861
Inter-segment revenue	8	7	7
Revenue from external customers	906	895	854
EBITDA	391	352	330
Capital expenditures	132	148	138
Operating segments | Other segments | Service revenue
Disclosure of operating segments [line items]
Revenue	858	847	801
Operating segments | Other segments | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	56	55	60
Inter-segment and other eliminations
Disclosure of operating segments [line items]
Revenue	(638)	(631)	(605)
EBITDA	(504)	(498)	(409)
Capital expenditures	(89)	(73)	(55)
Inter-segment and other eliminations | Service revenue
Disclosure of operating segments [line items]
Revenue	(605)	(591)	(568)
Inter-segment and other eliminations | Telephone and equipment
Disclosure of operating segments [line items]
Revenue	$ (34)	$ (39)	$ (37)